UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    KR Capital Advisors, Inc.
Address: 450 Park Avenue

         New York, NY  10022

13F File Number:  28-1316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard K. Kravitz
Title:     Senior Vice President
Phone:     (212) 888-6300

Signature, Place, and Date of Signing:

     Richard K. Kravitz     New York, NY     May 09, 2003


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     64

Form13F Information Table Value Total:     $1,336,232 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-6772                       KR Capital Partners I, LP

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101    78581   604330 SH       SOLE                   497730            106600
Accenture Ltd.                 COM              G1150G111    22163  1429850 SH       SOLE                  1173150            256700
Albertson's Inc.               COM              013104104    32807  1740415 SH       SOLE                  1429315            311100
American International Group,  COM              026874107    72314  1462371 SH       SOLE                  1201497            260874
American International Group,  COM              026874107     3981    80512 SH       DEFINED 01              80512
American Standard Companies In COM              029712106    64498   937875 SH       SOLE                   771875            166000
American Standard Companies In COM              029712106     3679    53500 SH       DEFINED 01              53500
Apogent Technologies Inc.      COM              03760A101    17014  1166910 SH       SOLE                   957210            209700
Apogent Technologies Inc.      COM              03760A101     2114   145000 SH       DEFINED 01             145000
Aramark Corp Cl B              COM              038521100     4580   200000 SH       DEFINED 01             200000
Aramark Corp Cl B              COM              038521100    22142   966905 SH       SOLE                   790705            176200
Baker Hughes Inc.              COM              057224107    11094   370655 SH       SOLE                   306855             63800
Baker Hughes Inc.              COM              057224107     2993   100000 SH       DEFINED 01             100000
Bank of New York Inc.          COM              064057102    25610  1249265 SH       SOLE                  1027765            221500
Bank of New York Inc.          COM              064057102     2050   100000 SH       DEFINED 01             100000
Best Buy Co. Inc.              COM              086516101    23480   870580 SH       SOLE                   720180            150400
Best Buy Co. Inc.              COM              086516101     2697   100000 SH       DEFINED 01             100000
Brunswick Corp.                COM              117043109    32230  1696290 SH       SOLE                  1391290            305000
Cablevision Systems Cl A       COM              12686C109     9046   476345 SH       SOLE                   393245             83100
Cablevision Systems Cl A       COM              12686C109     1899   100000 SH       DEFINED 01             100000
Canadian Natl Ry Co.           COM              136375102    35358   826130 SH       SOLE                   747930             78200
Cardinal Health Inc.           COM              14149Y108      370     6500 SH       SOLE                     6500
Cardinal Health Inc.           COM              14149Y108     2848    50000 SH       DEFINED 01              50000
Citigroup Inc.                 COM              172967101     4871   141402 SH       DEFINED 01             141402
Citigroup Inc.                 COM              172967101    73656  2138041 SH       SOLE                  1766815            371226
Cooper Cameron Corp.           COM              216640102    37869   764880 SH       SOLE                   624580            140300
CVS Corporation                COM              126650100      596    25000 SH       DEFINED 01              25000
CVS Corporation                COM              126650100    36768  1541615 SH       SOLE                  1266515            275100
Darden Restaurants Inc.        COM              237194105    24820  1390495 SH       SOLE                  1143895            246600
Darden Restaurants Inc.        COM              237194105     3570   200000 SH       DEFINED 01             200000
Eaton Corp.                    COM              278058102    32600   466045 SH       SOLE                   383945             82100
Fox Entertainment Group Inc.   COM              35138T107    33274  1247625 SH       SOLE                  1024425            223200
Golden West Financial Corp.    COM              381317106    33774   469540 SH       SOLE                   386540             83000
Goldman Sachs Group Inc.       COM              38141G104    47550   698440 SH       SOLE                   572640            125800
Harrah's Entertainment Inc.    COM              413619107     2677    75000 SH       DEFINED 01              75000
Illinois Tool Works            COM              452308109    57159   982950 SH       SOLE                   809550            173400
Ingersoll Rand Company - A     COM              G4776G101    20874   540915 SH       SOLE                   444215             96700
International Business Machine COM              459200101    48678   620655 SH       SOLE                   512755            107900
International Business Machine COM              459200101     5490    70000 SH       DEFINED 01              70000
Janus Capital Group Inc.       COM              47102X105    14255  1251555 SH       SOLE                  1042955            208600
Jefferson Pilot                COM              475070108    11519   299355 SH       SOLE                   246755             52600
Koninklijke Philips Electronic COM              500472303    19023  1220222 SH       SOLE                   999522            220700
Laboratory Corp of America Hol COM              50540R409    30836  1040005 SH       SOLE                   857305            182700
Laboratory Corp of America Hol COM              50540R409     4447   150000 SH       DEFINED 01             150000
Mattel Inc.                    COM              577081102    22867  1016290 SH       SOLE                   836790            179500
McDonalds Corp.                COM              580135101    16836  1164307 SH       SOLE                   953207            211100
Motorola Inc.                  COM              620076109     1652   200000 SH       DEFINED 01             200000
Motorola Inc.                  COM              620076109    11549  1398166 SH       SOLE                  1153766            244400
Nike Inc. Cl B                 COM              654106103     2828    55000 SH       DEFINED 01              55000
Nike Inc. Cl B                 COM              654106103    36001   700140 SH       SOLE                   576040            124100
Pfizer Inc.                    COM              717081103    15701   503897 SH       SOLE                   412697             91200
Pfizer Inc.                    COM              717081103     1558    50000 SH       DEFINED 01              50000
Procter & Gamble Co.           COM              742718109      445     5000 SH       SOLE                     5000
Schlumberger Ltd.              COM              806857108    15489   407509 SH       SOLE                   336109             71400
SPX Corp.                      COM              784635104    33378   977105 SH       SOLE                   805505            171600
SPX Corp.                      COM              784635104     3758   110000 SH       DEFINED 01             110000
Stat Oil ASA                   COM              85771P102      766   100000 SH       SOLE                   100000
Univision Communications - A   COM              914906102     3676   150000 SH       DEFINED 01             150000
Viacom Inc Cl B                COM              925524308    55157  1510310 SH       SOLE                  1247110            263200
Viacom Inc Cl B                COM              925524308     3652   100000 SH       DEFINED 01             100000
Walt Disney Co.                COM              254687106    33317  1957506 SH       SOLE                  1615506            342000
Wells Fargo & Co.              COM              949746101    30373   675110 SH       SOLE                   552010            123100
Wells Fargo & Co.              COM              949746101     4499   100000 SH       DEFINED 01             100000
York Intl Corp New             COM              986670107    24876  1184555 SH       SOLE                   982030            202525
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